Average Annual Total Returns - Invesco Small Cap Growth Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Investor Class Inception Date	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Small-Cap Growth Funds Index 1 Year	Lipper Small-Cap Growth Funds Index 5 Years	Lipper Small-Cap Growth Funds Index 10 Years
Total	Oct. 18, 1995	48.35%	18.46%	14.96%	43.18%	15.72%	12.56%	31.14%	14.14%	11.68%	May 03, 1999	54.86%	18.91%	14.91%	Jun. 03, 2002	56.59%	19.51%	15.32%	Oct. 03, 2008	57.38%	20.10%	15.90%	Apr. 07, 2006	57.11%	19.83%	15.63%	Mar. 15, 2002	57.56%	20.25%	16.06%	Sep. 24, 2012	57.70%	20.37%	16.06%	[1]	34.63%	16.36%	13.48%	18.40%	15.22%	13.88%	37.36%	18.41%	13.89%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.